NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	¥ 13,208,968	$ 1,915,120	¥ 14,186,428	¥ 2,886,012
Adjustments for:
Share of profits of joint ventures	(178,910)	(25,940)	(164,100)	(180,502)
Share of (profits)/losses of associates	(130,632)	(18,940)	423,247	93,518
Depreciation of property, plant and equipment	8,943,617		9,157,951	8,653,823
Depreciation of investment properties	44,777		24,450	24,405
Depreciation of right-of-use assets	1,282,362		771,951	745,245
Amortization of intangible assets	502,921		407,287	493,412
Amortization of prepaid expenses included in other non-current assets	200,142		199,475	278,158
(Gains)/losses on disposal of other property, plant and equipment, land use rights, net	(323,659)		679,397	223,206
Impairment losses on property, plant and equipment	3,795,420	550,284	4,064,673	681,257
Impairment loss of intangible assets	75,842		415,659	416
Impairment loss of right-of-use assets			105,305	15,790
Impairment loss of inventory	938,966		470,464	1,411,908
Impairment (reversals)/losses of trade and notes receivables	(3,674)		326,153	314,822
Impairment (reversals)/losses of other current assets	(8,298)		1,048,896	653,120
Impairment losses of other non-current assets	426,111		15,716
Impairment losses of investments in joint ventures and associates	75,997
Realized and unrealized (gains)/losses on futures, option and forward contracts	(295,882)		604,734	(512,984)
(Gains)/losses on disposal of subsidiaries	(86,343)		27,404	(11,305)
Gain on disposal of business	(27,804)
(Losses)/gains on disposal of investments in joint ventures and associates			(6,663)	27,736
Losses on accounts receivable factoring and others	3,808		91,283
Gains on debt restructuring				(5,020)
Dividends of equity investments at fair value through other comprehensive income	(11,499)		(15,296)	(125,015)
Finance cost	3,785,280		4,436,030	5,068,257
Change in Special Reserve	(17,684)		208,886	32,573
Cash flows generated from operating activities before working capital changes	32,199,826		37,479,330	20,768,832
Changes in working capital:
(Increase)/decrease in inventories	(4,008,634)		1,324,101	(1,912,675)
Increase in trade and notes receivables	(1,328,745)		(794,608)	(4,366,288)
Decrease in other current assets	139,610		125,731	230,869
(Increase)/decrease in restricted cash	(1,042,261)		300,472	395,872
(Increase)/decrease in other non-current assets	98,364		25,803	(70,637)
Increase/(decrease) in trade and notes payables	4,713,149		(2,189,748)	3,521,798
(Decrease)/increase in other payables and accrued liabilities	(137,209)		1,712,674	1,884,283
Decrease in other non-current liabilities	(76,287)		(62,592)	(177,045)
Cash generated from operations	30,557,813		37,921,163	20,275,009
Mainland China corporate income taxes paid	(2,812,635)		(2,764,917)	(856,477)
Net cash generated from operating activities	27,745,178	$ 4,022,673	35,156,246	19,418,532
Major non-cash transactions of investing activities and financing activities
Notes receivables endorsed as payment for purchase of property, plant and equipment and lease liabilities	1,515,934		3,135,322	2,276,782
(Decrease)/increase of right-of-use assets	(439,109)		6,269,450	(7,361)
Investments in other financial assets measured at fair value	1,417,129
Acquisition of business				42,230
Major non-cash transactions of investing activities and financing activities	¥ 2,493,954		¥ 9,404,772	¥ 2,311,651